Offerings - Offering: 1	Feb. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	575,108
Proposed Maximum Offering Price per Unit	118.55
Maximum Aggregate Offering Price	$ 68,179,053.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,415.53
Offering Note	This Registration Statement covers, in addition to the number of shares of Glaukos Corporation, a Delaware corporation (the "Company"), common stock, par value $0.001 per share (the "Common Stock"), stated above, options and other rights to purchase or acquire the shares of Common Stock covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Glaukos Corporation 2015 Employee Stock Purchase Plan (the "ESPP") as a result of one or more adjustments under the ESPP to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions. Pursuant to Securities Act Rule 457(h), the maximum offering price, per share and in the aggregate, and the registration fee were calculated based upon the average of the high and low prices of the Common Stock on February 20, 2026, as quoted on the New York Stock Exchange. Pursuant to the ESPP, the number of shares reserved for issuance under the ESPP automatically increases on the first day of each fiscal year by the lesser of (i) one percent of the outstanding Common Stock on the last day of the immediately preceding fiscal year or (ii) an amount determined by the ESPP's administrator. This Registration Statement covers one percent of the outstanding Common Stock on December 31, 2025 (i.e. 1% of 57,510,892 shares).